Note 21 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
21.	CASH AND CASH EQUIVALENTS

	2020	2019
Short term bank deposits (i)	10,968.0	6,289.6
Current bank accounts	5,860.9	5,403.6
Cash	261.4	207.5
Cash and cash equivalents	17,090.3	11,900.7

(i) The balance refers mostly to Bank Deposit Certificates - CDB, high liquidity, which are readily convertible into known amounts of cash and which are subject to an insignificant risk of change in value.

The current account balance includes the amount of
R$449
million in
2020
(
R$348
million in
2019
) held in Cuba, which is
not
freely transferable to the parent company due to remittance restrictions.